UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                       FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2003

Check here if Amendment:     ___ ; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
Address:   470 University Avenue
           Palo Alto, CA 94301

Form 13F File Number:      28-10266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William L. Edwards
Title:     President of Palo Alto Investors, Manager
Phone:    (650) 325-0772

Signature, Place and Date of Signing:



William L. Edwards			Palo Alto, CA		November 12, 2003

Report Type (Check only one.):

 X       13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
___      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
___      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:		91

Form 13F Information Table Value Total:		285,857


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER             TITLE OF    CUSIP           VALUE      SHARES   SH/ PUT/  INV.  OTHER  VOTING AUTH
                           CLASS                       X1000               PRN CALL  DISC  MGR    SOLE   SHR NONE

Actuate Corporation	   Common	00508B102		14971	    4,193,606  SH		Sole	     4,193,606
Acxiom Corporation	   Common	005125109		  158		 10,000  SH		Sole		  10,000
Allos Therapeutics	   Common	019777101		   92		 30,000  SH		Sole		  30,000
Amer Italian Pasta	   Common	027070101		  965		 24,950  SH		Sole		  24,950
AngioTech Pharm		   Common	034918102		 1839		 42,140  SH		Sole		  42,140
Antigenics Inc.		   Common	037032109		  482		 39,900  SH		Sole		  39,900
Arena Pharmaceuticals	   Common	040047102		 1622		225,214  SH		Sole		 225,214
ArthroCare Corp		   Common	043136100		18068	    1,016,784  SH		Sole	     1,016,784
Atherogenics Inc.		   Common	047439104		  226		 13,600  SH		Sole		  13,600
Avi Biopharma Inc		   Common	002346104		  147		 28,500  SH		Sole		  28,500
Axonyx Inc			   Common	05461R101		   91		 20,000  SH		Sole		  20,000
Biomarin Pharmctls Inc	   Common	09061G101		  312		 40,700  SH		Sole		  40,700
Biosite Inc.		   Common	090945106		  125		  4,400  SH		Sole		   4,400
Cache Inc			   Common	127150308		 2850		139,700  SH		Sole		 139,700
Cal Dive International 	   Common	127914109		 8450		433,100  SH		Sole		 433,100
Canadian Superior Energy   Common	136644101		 8749	    5,755,700  SH		Sole	     5,755,700
Carbon Energy Corp	   Common	141106104		 1611		108,800  SH		Sole		 108,800
Cell Genesys, Inc.	   Common	150921104		  453		 36,000  SH		Sole		  36,000
Cell Therapeutics		   Common	150934107		  118		 10,400  SH		Sole		  10,400
Centra Software		   Common	15234X103		 6487	    1,858,805  SH		Sole	     1,858,805
Chordiant Software Inc	   Common	170404107		 9482	    3,139,800  SH		Sole	     3,139,800
Comstock Resources	   Common	205768203		 4206	 	314,800  SH		Sole		 314,800
Curon Medical, Inc.	   Common	231292103		 1032	 	516,100  SH		Sole		 516,100
Denbury Resources Inc	   Common	247916208		 7903	 	639,400  SH		Sole		 639,400
Digital Insight Corp	   Common	25385P106		11214	 	563,500  SH		Sole		 563,500
Digital River		   Common	25388B104		17491	 	639,065  SH		Sole		 639,065
Docent, Inc.		   Common	25608L502		 4293	    1,153,918  SH		Sole	     1,153,918
Dyax				   Common	26746E103		  445	 	 72,500  SH		Sole		  72,500
Dynegy Inc			   Common	26816Q101		   54		 15,000  SH		Sole		  15,000
E-Loan Inc.			   Common	26861P107		 8410	    2,316,807  SH		Sole	     2,316,807
Endocardial Solutions Inc  Common	292962107		  202		 40,400  SH		Sole		  40,400
Freeport MCM CP&GLD	   Common	35671D857		  232		  7,000  SH		Sole		   7,000
Forbes Medi-Tech Inc.	   Common	344907100		  749	 	683,100  SH		Sole		 683,100
Geerlings & Wade		   Common	368473104		 1039		805,070  SH		Sole		 805,070
Genaissance Pharmactcls	   Common	36867W105		  441		232,200  SH		Sole		 232,200
Genencor International	   Common	368709101		 1043		 66,900  SH		Sole		  66,900
Genta Inc.			   Common	37245M207		  336		 26,500  SH		Sole		  26,500
Genvec Inc			   Common	37246C109		   59		 20,000  SH		Sole		  20,000
Geron Corp.			   Common	374163103		  411		 30,000  SH		Sole		  30,000
Guidant Corp		   Common	401698105		 2764		 59,000  SH		Sole		  59,000
Harvest Natural Resources  Common	41754V103		 1324		215,300  SH		Sole		 215,300
Hydril Company		   Common	448774109		  562		 27,500  SH		Sole		  27,500
IDEC Pharmaceuticals	   Common	449370105		 2418		 72,631  SH		Sole		  72,631
Immunomedics Inc.		   Common	452907108		   74		 10,000  SH		Sole		  10,000
Introgen Therapeutics	   Common	46119F107		  353		 40,000  SH		Sole		  40,000
Ivanhoe Mines Ltd.	   Common	46579N103		 2816		500,000  SH		Sole		 500,000
King Pharmaceuticals Inc   Common	495582108		  412		 27,200  SH		Sole		  27,200
Kirkland's Inc.		   Common	497498105		 1295		 80,700  SH		Sole		  80,700
Laboratory Corp of America Common	50540R409		 1019		 35,500  SH		Sole		  35,500
Latitude Comm		   Common	518292107		 3279	    1,192,358  SH		Sole	     1,192,358
Lexicon Genetics Inc.	   Common	528872104		  304		 59,000  SH		Sole		  59,000
Marimba			   Common	56781Q109		 2630		667,600  SH		Sole		 667,600
Maximus			   Common	577933104		  372		 10,800  SH		Sole		  10,800
Medtronic Inc		   Common	585055106		 1225		 26,100  SH		Sole		  26,100
Millennium Pharmaceuticals Common	599902103		  331		 21,400  SH		Sole		  21,400
Myriad Genetics		   Common	62855J104		  280		 24,600  SH		Sole		  24,600
N. American Scientific	   Common	65715D100		  667		 62,600  SH		Sole		  62,600
Neopharm Inc		   Common	640919106		  854		 56,950  SH		Sole		  56,950
Neuro Biological Tech	   Common	64124W106		   79		 13,400  SH		Sole		  13,400
Nexprise Inc.		   Common	65333Q202		 1066		394,753  SH		Sole		 394,753
North Amer Pall		   Common	656912102		 2032		438,600  SH		Sole		 438,600
Oncolytics Biotech Inc	   Common	682310107		   33		 10,000  SH		Sole		  10,000
Palatin Technologies Inc.  Common	696077304		   64		 13,300  SH		Sole		  13,300
Parametric Technology Corp Common	699173100		   72		 23,000  SH		Sole		  23,000
Patina Oil & Gas		   Common	703224105		12615	 	348,096  SH		Sole		 348,096
Peets Coffee & Tea Inc	   Common	705560100		 5557	 	282,500  SH		Sole		 282,500
Petroquest Energy		   Common	716748108		 3687	    1,781,100  SH		Sole	     1,781,100
Pfizer Inc			   Common	717081103		  456		 15,000  SH		Sole		  15,000
PharmChem Labs		   Common	717133102		 1034	    1,436,435  SH		Sole	     1,436,435
Pharmacyclics Inc.	   Common	716933106		 2461	 	582,500  SH		Sole		 582,500
Preview Systems, Inc.	   Common	741379101		   31	 	885,382  SH		Sole		 885,382
Progenics Pharmaceuticals  Common	743187106		  961		 56,100  SH		Sole		  56,100
Restoration Hardware 	   Common	760981100		 7525	    1,288,531  SH		Sole	     1,288,531
Rita Medical Systems Inc   Common	76774E103		  328	 	105,700  SH		Sole		 105,700
Salflink Series C Warrants Common	786578302		  407	 	165,501  SH		Sole		 165,501
San Juan Basin Trust	   Common	798241105		  967		 53,500  SH		Sole		  53,500
Sangamo Biosciences	   Common	800677106		  132		 33,000  SH		Sole		  33,000
Secure Computing		   Common	813705100		  304		 26,000  SH		Sole		  26,000
SeeBeyond Technology	   Common	815704101		  112		 44,000  SH		Sole		  44,000
Selectica			   Common	816288104		12077	    2,542,556  SH		Sole	     2,542,556
Spinnaker Exploration Co.  Common	84855W109		  785		 32,700  SH		Sole		  32,700
St. Jude Medical Inc	   Common	790849103		 1022		 19,000  SH		Sole		  19,000
Strategic Diagnostic	   Common	862700101		   42		 10,000  SH		Sole		  10,000
Superconductor Tech.	   Common	867931107		 9508	    2,829,165  SH		Sole	     2,829,165
Superior Energy Srvcs Inc  Common	868157108		 6586	 	672,000  SH		Sole		 672,000
Titan Pharmaceuticals	   Common	888314101		 1959	 	783,600  SH		Sole		 783,600
Tumbleweed Comm		   Common	899690101		22499	    4,167,264  SH		Sole	     4,167,264
Ultra Petroleum Corp	   Common	903914109		14321	    1,026,600  SH		Sole	     1,026,600
W-H Energy Services 	   Common	92925E108		 5479	 	307,800  SH		Sole		 307,800
WebSense			   Common	947684106		11328	 	529,856  SH		Sole		 529,856
Yankee Candle Co.		   Common	984757104		  494	 	 19,400  SH		Sole		  19,400



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